Commitments and Contingencies - Schedule of Minimum Future Rent Payments Under Lease Agreement (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2015	$ 784
2016	1,338
2017	1,412
2018	1,435
2019	1,458
Thereafter	3,894
Total future minimum lease payments	$ 10,321